SCHEDULE 1	12 Months Ended
Dec. 31, 2017
SCHEDULE 1
SCHEDULE 1

YIRENDAI LTD.

SCHEDULE 1-CONDENSED BALANCE SHEETS

(in thousands, except share and per share data)

	December 31, 2016	December 31, 2017	December 31, 2017
	RMB	RMB	US$
Assets:
Cash and cash equivalents	394,505	300,218	46,143
Prepaid expenses and other assets	690	342	53
Amount due from a subsidiary	68,951	145,712	22,396
Held-to-maturity investments	34,021	—	—
Available-for-sale investments	—	34,753	5,341
Investments in subsidiaries and VIEs	1,645,630	2,503,805	384,827

Total assets	2,143,797	2,984,830	458,760

Liabilities:
Accrued expenses and other liabilities	3,878	14,777	2,271

Total liabilities	3,878	14,777	2,271

Equity:
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized, 119,512,300 and 121,343,424 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	75	76	12
Additional paid-in capital	933,272	1,123,854	172,733
Accumulated other comprehensive income	29,457	11,067	1,701
Retained earnings	1,177,115	1,835,056	282,043

Total equity	2,139,919	2,970,053	456,489

Total liabilities and equity	2,143,797	2,984,830	458,760

YIRENDAI LTD.

SCHEDULE 1-CONDENSED STATEMENTS OF OPERATIONS

(in thousands, except share and per share data)

	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2017	Year ended December 31, 2017
	RMB	RMB	RMB	US$
Equity in earnings of subsidiaries and VIEs	275,340	1,145,645	1,464,230	225,048

Operating costs and expenses	(1)	(30,667)	(98,635)	(15,160)
Interest income	—	655	5,411	832
Non-operating income, net	—	765	777	119

Net income	275,339	1,116,398	1,371,783	210,839

Basic net income per share	2.7356	9.4418	11.3881	1.7503

Weighted average number of ordinary shares outstanding, basic	100,652,055	118,240,414	120,457,573	120,457,573

Diluted net income per share	2.7356	9.3865	11.2205	1.7246

Weighted average number of ordinary shares outstanding, diluted	100,652,055	118,937,082	122,256,838	122,256,838

YIRENDAI LTD.

SCHEDULE 1-CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands, except share and per share data)

	Year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Net income	275,339	1,116,398	1,371,783	210,839

Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustment	101	29,356	(17,979)	(2,763)
Unrealized losses on available-for-sale investments	—	—	(411)	(63)

Comprehensive income	275,440	1,145,754	1,353,393	208,013

YIRENDAI LTD.

SCHEDULE 1-CONDENSED STATEMENTS of CASH FLOWS

(in thousands, except share and per share data)

	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2017	Year ended December 31, 2017
	RMB	RMB	RMB	US$
Cash Flows from Operating Activities:
Net income	275,339	1,116,398	1,371,783	210,839
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and VIEs	(275,340)	(1,145,645)	(1,464,230)	(225,048)
Share-based compensation	—	17,223	81,979	12,600
Dividends received	—	—	540,000	82,997
Changes in operating assets and liabilities:
Prepaid expenses and other assets	—	(690)	348	53
Accrued expenses and other current liabilities	6,469	(2,592)	10,900	1,675

Net cash provided by/(used in) operating activities	6,468	(15,306)	540,780	83,116

Cash Flows from Investing Activities:
Amounts due from subsidiaries	(75,429)	6,479	(11,523)	(1,770)
Purchase of held-to-maturity investments	—	(34,021)	(326)	(50)
Redemption of held-to-maturity investments	—	—	34,347	5,279
Purchase of available-for-sale investments			(35,164)	(5,405)
Investment in a subsidiary	—	—	—	—

Net cash used in other investing activities	(75,429)	(27,542)	(12,666)	(1,946)

Cash Flows from Financing Activities:
Cash contribution from owner	62	—	—	—
Proceeds from initial public offering, net of offering cost	441,600	—	—	—
Proceeds from concurrent private placement, net of offering cost	58,256	—	—	—
Payments of initial public offering cost	—	(21,824)	—	—
Dividends paid to shareholders	—	—	(605,238)	(93,023)

Net cash provided by/(used in) financing activities	499,918	(21,824)	(605,238)	(93,023)

Effect of foreign exchange rate changes	(322)	28,542	(17,163)	(2,638)

Net increase/(decrease) in cash and cash equivalents	430,635	(36,130)	(94,287)	(14,491)
Cash and cash equivalents, beginning of year	—	430,635	394,505	60,634

Cash and cash equivalents, end of year	430,635	394,505	300,218	46,143

SCHEDULE 1-NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

1.BASIS FOR PREPARATION

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the consolidated financial statements, except that the equity method has been used to account for investments in its subsidiaries and VIEs.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

2.INVESTMENTS IN SUBSIDIARIES AND VIES

The Company, its subsidiaries and VIEs are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Company’s stand-alone financial statements, its investments in subsidiaries and VIEs are reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries and VIEs are reported as earnings from subsidiaries and VIEs in the accompanying condensed financial information of parent company.

3.AMOUNT DUE FROM A SUBSIDIARY

Amount due from a subsidiary represents an interest-free, unsecured and repayable on demand loan provided to Yirendai HK.

4.MATERIAL CONTINGENCIES

As of December 31, 2017, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the Consolidated Financial Statement, if any.